Revenue and segmented information (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 USD ($)
Statement [Line Items]
Revenue	$ 14,238,810	$ 19,189,523	$ 6,655,892		$ 11,695,966
Cost of sales	10,170,636	3,638,731	13,191,846		7,033,604
Gross profit	4,068,174	3,017,161	5,997,677		4,662,362
United Kingdon [Member]
Statement [Line Items]
Total Team Revenue	0	0		$ 0	0
Total Agency Revenue	774,175	1,226,354		1,408,548	2,494,751
Content production	0	0	0		0
SaaS	0	0	0		0
Advertising	0	0	0		0
Revenue	774,175	1,226,354	1,408,548		2,494,751
Cost of sales	637,568	1,001,932	1,169,414		2,012,566
Gross profit	136,607	224,422	239,134		482,185
Spain [Member]
Statement [Line Items]
Total Team Revenue	0			0
Total Agency Revenue	0			0
Content production	0		0
SaaS	662,179		662,179
Advertising	0		0
Revenue	662,179		662,179
Cost of sales	70,472		70,472
Gross profit	591,707		591,707
Canada [Member]
Statement [Line Items]
Total Team Revenue	0	0		0	0
Total Agency Revenue	0	0		0	0
Content production	0	0	0		0
SaaS	0	0	0		0
Advertising	0	0	0		0
Revenue	0	0	0		0
Cost of sales	0	0	0		0
Gross profit	0	0	0		0
Mexico [Member]
Statement [Line Items]
Total Team Revenue		0			99,848
Total Agency Revenue		0			0
Content production		0			0
SaaS		0			0
Advertising		0			0
Revenue		0			99,848
Cost of sales		0			51,951
Gross profit		0			47,897
USA [Member]
Statement [Line Items]
Total Team Revenue	2,876,908	2,380,728		5,037,559	4,204,242
Total Agency Revenue	1,957,831	2,711,810		3,918,291	4,437,625
Content production	196,326	337,000	391,555		459,500
SaaS	1,648,554	0	1,648,554		0
Advertising	6,122,837	0	6,122,837		0
Revenue	12,802,456	5,429,538	17,118,796		9,101,367
Cost of sales	9,462,596	2,636,799	11,951,960		4,969,087
Gross profit	3,339,860	2,792,739	5,166,836		4,132,280
Total [Member]
Statement [Line Items]
Total Team Revenue	2,876,908	2,380,728		5,037,559	4,304,090
Total Agency Revenue	2,732,006	3,938,164		$ 5,326,839	6,932,376
Content production	196,326	337,000	391,555		459,500
SaaS	2,310,733	0	2,310,733		0
Advertising	6,122,837	0	6,122,837		0
Revenue	14,238,810	6,655,892	19,189,523		11,695,966
Cost of sales	10,170,636	3,638,731	13,191,846		7,033,604
Gross profit	$ 4,068,174	$ 3,017,161	$ 5,997,677		$ 4,662,362